Financial Information by Segment & Geographic Area - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) segment	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Segment Reporting [Abstract]
Number of operating segments | segment	2
Total finance costs	$ 28,642	$ 53,822	$ 43,404
Revenue, Major Customer [Line Items]
Revenues	1,578,203	1,328,297	1,139,291
Revenue generated | Customer Concentration Risk | Customer A | Rubber
Revenue, Major Customer [Line Items]
Revenues	$ 201,690	$ 144,382	$ 92,781